PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.2%
Municipal Bonds 94.9%
Alabama 1.7%
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000%(cc)	10/01/52	3,000	$2,966,935
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	3,185	3,050,877
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	4,000	4,129,940
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	1,000	995,139
Jefferson Cnty. Swr. Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	506,591
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	507,991
				12,157,473
Alaska 0.8%
Alaska Indl. Dev. & Export Auth. Rev., Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	4,320	3,908,732
North. Tob. Secur. Corp. Rev.,
Sr. Series A, Class 1, Rfdg.	4.000	06/01/50	2,000	1,772,705
Sr. Series B-2, Class 2, Rfdg., CABS	5.057(t)	06/01/66	1,000	119,706
				5,801,143
Arizona 2.5%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Series A, Rfdg., 144A	5.375	07/01/50	1,000	978,782
Cadence Campus Proj., Series A, 144A	4.000	07/15/50	1,600	1,242,125
Pinecrest Academy of North. Proj., Series A, 144A	4.500	07/15/29	2,000	1,880,529
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Series A, 144A	5.750	07/15/48	1,500	1,504,977
Somerset Academy of LV-Aliante & Skye Canyon Campus Proj., Series A, 144A	4.000	12/15/51	700	512,615

Glendale Indl. Dev. Auth. Rev., Royal Oaks Inspirata Pointe Proj., Series A	5.000	05/15/56	1,500	1,234,424
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	1,972,658
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	968,766
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	943,325
Basis Schs. Projs., Series A, Rfdg., 144A	5.000	07/01/46	1,000	939,610
Grt. Hearts Academies Proj.	5.000	07/01/44	2,250	2,251,244

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bond	5.000%	12/01/37	2,000	$2,127,812
Tempe Indl. Dev. Auth. Rev.,
Friendship Vlg.	5.000	12/01/50	1,045	894,041
Friendship Vlg., Series B	4.000	12/01/56	1,000	698,215
				18,149,123
California 5.2%
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	3,850	3,828,207
Sustainability Bond, Clean Energy Proj., Series G (Mandatory put date 04/01/30)(hh)	5.250(cc)	11/01/54	1,780	1,856,843
California Cnty. Tob. Secur. Agcy. Rev.,
Sr. Series A, Rfdg.	4.000	06/01/49	1,000	926,975
Sub. Series B-2, Rfdg., CABS	5.556(t)	06/01/55	3,000	533,832
California Infrast. & Econ. Dev. Bank Rev.,
Brightline West Passenger Rail Proj., Rmkt., Series A3, AMT (Mandatory put date 08/15/24), 144A	8.000(cc)	01/01/50	2,000	2,026,250
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	600	459,154
California Muni. Fin. Auth. Rev.,
Series A, 144A	5.500	06/01/48	750	724,010
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11	5.000	09/01/57	2,150	2,163,879

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A^	8.000	07/01/39(d)	2,750	440,000
California Sch. Fin. Auth. Rev.,
Alliance Clg.-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	750	754,003
KIPP LA Proj., Series A, 144A	5.000	07/01/45	650	653,824
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	750	603,743
CHF Irvine LLC, Rfdg.	5.000	05/15/29	1,405	1,449,090
CHF Irvine LLC, Rfdg.	5.000	05/15/40	1,030	1,044,766
Freddie Mac Multifamily Variable Rate Cert. Rev.,
FRETE 2023, Series 2023 ML-18, Class X-CA	1.507(cc)	09/25/37	19,880	2,043,178
Sustainability Bond, Series 2022 ML-13, Class X-CA	0.961(cc)	07/25/36	33,549	1,891,068

Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Sub. Series B-2, Rfdg., CABS	5.200(t)	06/01/66	2,000	225,644
Irvine Facs. Fing. Auth., Spl. Tax, Irvine Grt. Park Infrast. Proj., BAM	4.000	09/01/58	600	592,659
Irvine Unified Sch. Dist., Spl. Tax, Series A	4.000	09/01/44	995	1,002,748

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)

Lincoln Pub. Fing. Auth., Tax Alloc., Twelve Bridges, Sub. Series B, Rfdg.	6.000%	09/02/27	528	$529,294
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	3,830	4,104,684
Series A	5.500	11/15/37	685	762,420

Los Angeles California Dept. Arpts. Rev., Sub., Pvt. Activity, Series A, Rfdg., AMT	5.000	05/15/46	1,585	1,666,953
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,060	2,552,185
Series A	7.000	11/01/34	1,650	2,052,772

North. California Tob. Secur. Auth. Rev., Sr. Sacramento Co. Tob. Sec. Corp., Series B-2, Class 2, Rfdg., CABS	5.057(t)	06/01/60	3,500	565,393
Sacramento,
Spl. Tax	4.000	09/01/46	750	652,338
Spl. Tax	4.000	09/01/50	1,000	844,042

Southern California Tob. Secur. Auth. Rev., San Diego Co. Tob., Rfdg., CABS	5.248(t)	06/01/54	3,000	564,693
				37,514,647
Colorado 4.6%
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt. Chrt. Sch., Skyview Academy Proj., Rfdg., 144A	5.375	07/01/44	1,350	1,317,944
Impt. Chrt. Sch., Univ. LA, Rfdg., 144A	5.000	12/15/45	1,000	948,455
Rfdg.	5.000	11/01/44	885	842,619
Colorado Hlth. Facs. Auth. Rev.,
Covenant Living Cmntys., Series A, Rfdg.	4.000	12/01/50	2,000	1,637,379
Covenant Retmnt. Cmntys., Rfdg.	5.000	12/01/35	1,250	1,265,163
Impt. Bond, Chrisitna Living Neighborhoods, Rfdg.	4.000	01/01/42	1,000	821,279
Vail Vlly. Med. Ctr. Proj.	4.000	01/15/45	2,000	1,814,451
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/47	1,225	1,272,101
Series A, Rfdg., AMT	5.500	11/15/38	1,875	2,082,148
Series A, Rfdg., AMT	5.500	11/15/40	1,270	1,402,298
Series A, Rfdg., AMT	5.500	11/15/42	2,105	2,296,234
Series D, Rfdg., AMT	5.750	11/15/35	2,000	2,288,588
Sub. Series B, Rfdg., AMT	5.500	11/15/43	1,000	1,106,059
Heritage Ridge Met. Dist.,
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/42	350	344,742
Sr. Series A, GO, Rfdg., AGM	4.000	12/01/51	850	794,244

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Ltd. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	$1,518,438
Plaza Co. Met. Dist. No. 1, Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	955,345
Pub. Auth. Energy Nat. Gas Pur. Rev., Nat. Gas Util. Imps.	6.500	11/15/38	6,050	7,280,483
Rampart Range Met. Dist. No. 5 Rev., Spl. Assmt.	4.000	12/01/51	500	369,290
Southeast Colorado Hosp. Dist. Rev., BANS	5.000	02/01/25	2,000	2,006,835
Sterling Ranch Cmnty. Auth. Brd. Rev., Series A, Rfdg.	4.250	12/01/50	1,000	826,436
				33,190,531
Connecticut 0.3%
Harbor Point Infrast. Impt. Dist., Tax Alloc., Harbor Point Proj., Rfdg., 144A	5.000	04/01/39	2,000	2,014,240
Delaware 0.3%
Delaware St. Econ. Dev. Auth. Rev.,
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/42	800	652,991
Aspira of Delaware Chrt. Sch. Inc. Proj., Series A, Rfdg.	4.000	06/01/52	1,250	931,470
Newark Chrt. Sch. Inc., Series A, Rfdg.	5.000	09/01/46	500	498,772
				2,083,233
District of Columbia 2.5%
Dist. of Columbia Rev.,
Intl. Oblig. Grp.	5.000	07/01/54	2,150	2,147,888
KIPP DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,284,845
KIPP DC Proj.	4.000	07/01/49	4,610	3,866,358
Rfdg.	5.000	06/01/40	1,500	1,436,689
Rfdg.	5.000	06/01/55	1,500	1,350,082
Rocketship DC Oblig. Grp., Series A, 144A	5.000	06/01/49	2,000	1,733,379

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
District of Columbia (cont’d.)

Metropolitan Washington D.C. Arpts. Auth. Avtn. Sys. Rev., Series A, Rfdg., AMT	5.000%	10/01/29	4,000	$4,311,827
Metropolitan Washington D.C. Arpts. Auth. Sys. Rev., Dulles Toll Rd., Sub. Series B, Rfdg.	4.000	10/01/49	2,000	1,788,681
				17,919,749
Florida 8.5%
Broward Cnty. Port Facs. Rev., Sr. Bond, Series B, AMT	4.000	09/01/49	2,000	1,783,658
Capital Tr. Agcy. Rev.,
Air Cargo, Aero Miami FX LLC, Sr. Lien, Series A, Rfdg.	5.350	07/01/29	1,195	1,196,030
Edl. Growth Fund LLC Chrt. Sch. Port. Proj., Series A-1, 144A	5.000	07/01/56	1,000	920,791
WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	377,728
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	3,000	2,305,920

Cityplace CDD., Spl. Assmt., Rfdg.	5.000	05/01/26	770	788,137
Cnty. of Miami-Dade FL Avtn. Rev., Series A, AMT, Rfdg.	5.000	10/01/49	1,000	1,015,323
Florida Dev. Fin. Corp. Rev.,
Central Chrt. Sch., Proj., Rfdg., 144A	6.000	08/15/57	2,000	1,878,226
Mater Academy Proj., Series A	5.000	06/15/55	1,000	1,001,258
Renaissance Chrt. Sch., Rfdg., 144A	5.000	09/15/50	2,000	1,682,743
River City Science Academy Proj., Series A	4.000	07/01/45	565	462,831
River City Science Academy Proj., Series A	4.000	07/01/55	2,565	2,044,585

Florida Higher Edl. Facs. Finl. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/42	4,795	4,834,479
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/52	2,000	2,011,055
Spl. Purp., JetBlue Airways Corp. Proj., Rfdg.	5.000	11/15/36	4,700	4,700,085

Indigo CDD, Spl. Assmt.^	5.750	05/01/36(d)	477	436,640
Jacksonville Rev., Brooks Rehabitation Proj., Rfdg.	4.000	11/01/45	1,000	869,963
Julington Creek Plantation CDD, Spl. Assmt., AGM	4.625	05/01/54	1,550	1,533,456
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Centre North Proj.	4.875	05/01/45	1,000	902,861
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	400	399,156
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	954,856

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Lakewood Ranch Stewardship Dist., (cont’d.)
Spl. Assmt., N E Sector Proj., Phase 1B	5.450%	05/01/48	1,000	$960,176
Spl. Assmt., N E Sector Proj., Phase 2B, Rfdg., 144A	4.000	05/01/50	750	567,663
Spl. Assmt., Stewardship Dist., Azario Proj.	4.000	05/01/50	1,000	759,473
Spl. Assmt., Taylor Ranch Proj.	6.300	05/01/54	1,000	1,025,134
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	150	148,457
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,100	1,020,701

Midtown Miami CDD, Spl. Assmt., Pkg. Garage Proj., Series A, Rfdg.	5.000	05/01/37	1,980	1,915,350
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Oblig. Grp., Series A	5.000	10/01/53	2,000	2,068,303
Presbyterian Retmnt. Cmnty. Oblig. Grp. Proj., Series A, Rfdg.	4.000	08/01/47	3,000	2,440,227
Osceola Cnty. Trans. Rev.,
Series A-1, Rfdg.	4.000	10/01/54	1,500	1,237,559
Series A-2, Rfdg., CABS	5.636(t)	10/01/54	1,000	180,168

Palm Beach Cnty. Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	509,656
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., AGM	5.750	09/01/54	1,000	1,112,389
Pompano Beach Rev., John Knox Vlg. Proj., Entrance Fee, Series B-2	1.450	01/01/27	2,000	1,824,238
South Miami Hlth. Facs. Auth., Inc. Rev., Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	2,105	2,132,325
St. Johns Cnty. Indl. Dev. Auth. Rev., Vicar’s Landing Proj., Series A, Rfdg.	4.000	12/15/46	1,500	1,086,226
Vlg. CDD No. 07, Spl. Assmt., Fla., Rfdg.	4.000	05/01/36	1,675	1,662,286
Vlg. CDD No. 11, Spl. Assmt., Fla.	4.500	05/01/45	1,240	1,090,105
Vlg. CDD No. 12, Spl. Assmt., Fla.	4.250	05/01/43	2,635	2,417,814
Vlg. CDD No. 13,
2021 Spl. Assmt., Phase III	2.550	05/01/31	1,300	1,132,289
Spl. Assmt., Fla.	3.550	05/01/39	480	386,738
Spl. Assmt., Fla.	3.700	05/01/50	960	685,930
Spl. Assmt., Fla., 144A	3.500	05/01/51	1,175	801,835

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Vlg. CDD No. 14, Spl. Assmt.	5.500%	05/01/53	990	$953,026
Vlg. CDD No. 15, Spl. Assmt., 144A	5.250	05/01/54	1,195	1,199,735
				61,417,584
Georgia 1.9%
Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Series D, Rfdg.	4.125	11/01/45	2,000	1,758,667
Cobb Cnty. Kennestone Hosp. Auth. Rev., Anticip. Certs., Wellstar Hlth. Sys. Inc. Proj., Series A	4.000	04/01/52	4,000	3,700,201
Fulton Cnty. Dev. Auth. Rev., Piedmont Healthcare Inc. Proj., Multimodal Bond, Series A	4.000	07/01/49	2,000	1,837,840
Main Street Natural Gas, Inc. Rev., Series A (Mandatory put date 09/01/27)	4.000(cc)	07/01/52	2,000	1,988,687
Muni. Elec. Auth. of Georgia Rev., Plant Vogtle Units 3 & 4 Proj. J Bond, Series A, AGM	5.000	07/01/48	2,000	2,076,629
Priv. Clgs. & Univs. Auth. Rev., Savannah Clg. of Art & Design Proj. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/44	1,500	1,509,362
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., Rfdg., AMT, 144A	4.000	01/01/38	1,000	930,022
				13,801,408
Illinois 12.1%
Chicago Brd. of Ed.,
Series A, GO	5.000	12/01/41	1,000	987,677
Series A, GO, 144A	7.000	12/01/46	1,500	1,613,860
Series A, GO, Rfdg.	4.000	12/01/27	500	498,179
Series A, GO, Rfdg.	5.000	12/01/35	500	512,692
Series A, GO, Rfdg.	7.000	12/01/44	3,390	3,529,949
Series C, GO	5.250	12/01/35	1,015	1,021,238
Series D, GO	5.000	12/01/46	2,470	2,397,460
Series G, GO, Rfdg.	5.000	12/01/34	2,155	2,208,896
Series H, GO	5.000	12/01/46	2,390	2,331,388

Chicago Brd. of Ed. Rev., Spl. Tax	6.000	04/01/46	1,500	1,551,914
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Series B, Rfdg., AGM	4.000	01/01/53	3,005	2,760,625
Series C, Rfdg., AMT	4.375	01/01/40	2,000	1,971,979

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev., (cont’d.)
Sr. Lien, Customer Fac., Rfdg., BAM	5.250%	01/01/42	1,000	$1,090,675
Sr. Lien, Customer Fac., Rfdg., BAM	5.250	01/01/43	1,000	1,086,436
Sr. Lien, Series A, AGM, AMT	5.500	01/01/53	2,000	2,107,218
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,000,428

Chicago Trans. Auth. Rev., Series A, Rfdg.	4.000	12/01/50	1,000	880,288
Chicago Wstewtr. Transmn. Rev., 2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	3,355	3,391,729
Chicago Wtrwks. Rev., Series A, AGM	5.250	11/01/53	750	799,077
Chicago, IL,
Series A, GO, Rfdg.	5.000	01/01/27	1,525	1,585,123
Series A, GO, Rfdg.	5.000	01/01/31	1,500	1,602,210
Series A, GO, Rfdg.	5.500	01/01/49	3,000	3,077,872
Series A, GO, Rfdg.	6.000	01/01/38	2,500	2,630,896
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,026,087
Series C, GO, Rfdg.	5.000	01/01/38	2,500	2,521,610

Illinois Edl. Facs. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,100,429
Illinois Fin. Auth. Rev.,
Green Bond, LRS Holdings LLC Proj., Series A, AMT (Mandatory put date 09/03/30), 144A	7.250(cc)	09/01/52	1,500	1,549,838
Impt. Chicago Intl., Rfdg.	5.000	12/01/47	1,000	958,389
Plymouth Place, Inc., Rfdg.	5.000	05/15/51	3,835	3,059,076
Plymouth Place, Inc., Temps 40, Series B-3	4.750	11/15/27	1,000	993,045
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	10	10,390
Presence Hlth. Netw., Series C, Rfdg. (Pre-refunded date 02/15/27)(ee)	4.000	02/15/41	265	275,342
Illinois St.,
GO	4.000	06/01/36	3,000	2,988,399
GO	5.000	04/01/31	2,000	2,008,930
GO	5.000	01/01/32	1,385	1,428,533
GO	5.000	05/01/33	950	955,517
GO	5.000	05/01/36	2,000	2,011,975
GO	5.000	02/01/39	2,215	2,220,112
GO	5.000	05/01/39	2,000	1,995,480
GO	5.500	05/01/30	1,500	1,639,856
GO	5.500	05/01/39	2,500	2,718,404
Rebuild Illinois Prog., Series B, GO	4.000	11/01/35	2,000	2,003,756
Series A, GO	5.000	12/01/39	2,500	2,581,443

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois St., (cont’d.)
Series B, GO	5.500%	05/01/47	1,000	$1,075,846
Series C, GO	5.000	11/01/29	2,800	2,950,859
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/38	4,015	3,974,235
Series A	4.000	06/01/39	3,015	2,954,965

Sales Tax Secur. Corp. Rev., Sr. Series D	5.000	01/01/36	550	597,991
Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,450,328
				87,688,644
Indiana 0.7%
Indiana Fin. Auth. Rev., First Lien CWA Auth. Proj., Series 2024-A, Rfdg.(hh)	5.000	10/01/44	1,600	1,670,444
Indianapolis Loc. Pub. Impvt. Bank Rev., Sr. Convention Cntr. Hotel, Series E(hh)	6.125	03/01/57	2,000	2,073,749
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	100	100,157
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,502,356
				5,346,706
Iowa 0.1%
Iowa Tob. Settlement Auth. Rev., Sr. Series B-1, Class 2, Rfdg.	4.000	06/01/49	810	811,921
Kansas 0.1%
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	745	688,735
Kentucky 0.3%
Henderson Rev.,
Green Bond, Pratt Paper LLC Proj., Series A, AMT, 144A	4.700	01/01/52	500	457,519
Sustainability Bond, Pratt Paper LLC Proj., Series B, AMT, 144A	4.450	01/01/42	1,000	926,130

Kentucky Pub. Energy Auth. Rev., Gas Sply., Series C-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	500	497,692
				1,881,341

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.9%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Series A, 144A	5.625%	06/15/48	2,000	$1,884,715
Louisiana Pub. Facs. Auth. Rev.,
Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,500	1,523,730
Waste Proj. USA Inc., AMT (Mandatory put date 10/01/28), 144A	6.750(cc)	10/01/53	1,000	1,007,007
Waste Proj. USA Inc., Series R-2, AMT (Mandatory put date 10/01/28), 144A	6.500(cc)	10/01/53	1,000	997,068

Parish of St. James Rev., Nustar Logistics LP Proj., Rmkt., Series 2010, 144A	6.350	07/01/40	1,000	1,064,901
				6,477,421
Maryland 0.5%
Frederick Cnty., Spl. Oblig. Tax, Sub. Series C, 144A	4.000	07/01/50	1,000	880,437
Howard Cnty., Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,420,424
Maryland Econ. Dev. Corp. Poll. Ctrl. Rev., Transn. Facs. Proj., Series A, Rfdg.	5.000	06/01/35	1,000	1,045,954
				3,346,815
Massachusetts 0.4%
Massachusetts Dev. Fin. Agcy. Rev., Sustainable Bond, Boston Med. Ctr., Series G, Rfdg.	5.250	07/01/52	2,500	2,610,984
Michigan 1.1%
Detroit, Series C, GO	6.000	05/01/43	1,000	1,085,395
Michigan Fin. Auth. Rev.,
Local Govt. Loan Prog., Series F1, Rfdg.	4.000	10/01/24	1,200	1,196,175
Sr. Series A, Class 1, Rfdg.	4.000	06/01/49	2,000	1,825,120
Sr. Series B-1, Class 2, Rfdg.	5.000	06/01/49	2,125	2,196,474

Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,500,000
				7,803,164

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Minnesota 0.4%
Hugo Rev., Chrt. Sch., Noble Academy Proj., Series A	5.000%	07/01/44	1,250	$1,151,736
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded date 11/15/25)(ee)	5.000	11/15/44	1,000	1,039,288
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Series 7, 144A	4.500	10/01/37	1,000	931,245
				3,122,269
Mississippi 0.6%
Mississippi Bus. Fin. Corp. Rev.,
Sys. Energy Resources, Inc. Proj., Rfdg.	2.375	06/01/44	2,000	1,189,836
Waste Proj. USA Inc., Rmkt., AMT (Mandatory put date 08/02/27), 144A	5.000(cc)	02/01/36	3,000	2,869,129
				4,058,965
Missouri 1.8%
Lees Summit, Tax Alloc., Impt. Summit Fair Proj., Rfdg., 144A	4.875	11/01/37	2,000	1,861,945
Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys., Series A	4.000	01/01/45	2,010	1,879,289
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/42	1,115	887,667
Lutheran Sr. Svcs., Rfdg.	4.000	02/01/48	2,000	1,513,152
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/35	1,770	1,769,817
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	3,669,288
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. Sunset Hills, Series A	5.875	09/01/43	1,000	999,961
St. Andrews Res. Srs. Oblig., Series A, Rfdg.	5.125	12/01/45	1,000	851,041
				13,432,160
Nebraska 0.3%
Central Plns. Energy. Proj. Rev., Proj. No. 4, Series A, Rfdg., (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	2,000	2,082,242

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada 0.3%
Sparks Rev., Sales Tax, Sr. Series A, Rfdg., 144A	2.750%	06/15/28	975	$913,886
Tahoe-Douglas Visitors Auth. Rev., Hotel Occupancy Tax	5.000	07/01/40	1,000	1,001,810
				1,915,696
New Hampshire 0.5%
New Hampshire Bus. Fin. Auth. Rev.,
Green Bond, Series B, Rfdg., AMT (Mandatory put date 07/02/40), 144A	3.750(cc)	07/01/45	1,000	735,249
Springpoint Sr. Living, Rfdg.	4.000	01/01/51	2,000	1,535,051
Univ. of Nevada Reno Proj., Series A, BAM	5.250	06/01/51	1,225	1,300,173
				3,570,473
New Jersey 4.0%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc. Proj., Spec. Facs.	5.250	09/15/29	5,000	5,005,978
Continental Airlines, Inc., United Airlines, Inc. Proj., Series A, AMT	5.625	11/15/30	2,275	2,291,915
N. Star Academy Chrt. Sch., Newark	5.000	07/15/47	1,075	1,079,684
NJ Transit Trans. Proj.	4.000	11/01/44	1,000	962,933
Port Newark Container, Rfdg., AMT	5.000	10/01/47	2,500	2,504,520
Series SSS, Rfdg.(hh)	5.250	06/15/39	675	739,304
Series WW, Rfdg. (Pre-refunded date 06/15/25)(ee)	5.250	06/15/40	65	67,218
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,700,655
Umm Energy Partners, Series A, AMT	5.000	06/15/37	1,500	1,499,929
Umm Energy Partners, Series A, AMT	5.125	06/15/43	1,100	1,100,035
United Airlines, Inc. Proj., Rmkt.	5.500	06/01/33	2,000	2,011,673

New Jersey Hlthcare. Facs. Fing. Auth. Rev., RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,500	1,519,461
New Jersey Trans. Tr. Fd. Auth. Rev.,
Trans. Prog., Series BB	5.250	06/15/50	2,500	2,679,904
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,333,218
Trans. Sys., Series AA	5.000	06/15/45	1,200	1,213,939
Trans. Sys., Series AA	5.250	06/15/41	1,000	1,019,714

South Jersey Trans. Auth. Rev., Series A, Rfdg.	5.000	11/01/39	750	752,516
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/29	1,770	1,879,675
				29,362,271

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York 8.1%
Build NYC Resource Corp. Rev.,
Friends of Hellenic Classical Chrt. Sch. Inc., Series A, 144A	5.000%	12/01/51	500	$409,658
Pratt Paper, Inc. Proj., Rfdg., AMT, 144A	5.000	01/01/35	1,000	1,003,894
Richmond Prep. Chrt. Sch. Proj., Social Impact Proj., Series A, 144A	5.000	06/01/51	1,500	1,376,501
Sustainable Bond, East Harlem Scholars Academy Chrt. Sch. Proj., 144A	5.750	06/01/52	1,250	1,271,992
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub. Series B, Rfdg., CABS	7.114(t)	06/01/47	5,000	966,971
Asset Bkd., 2nd Sub. Series C, Rfdg., CABS, 144A	8.612(t)	06/01/50	4,000	428,094

Long Island Pwr. Auth. Rev., Series F, Rfdg.	5.000	09/01/33	1,875	2,232,371
Metropolitan Trans. Auth. Rev.,
Green Bond, Series C-1, Rfdg.	5.250	11/15/55	3,000	3,116,077
Green Bond, Series D1	5.000	11/15/43	2,000	2,089,754

New York City Indl. Dev. Agcy. Rev., Yankee Stadium Proj. Pilot, Rfdg.	4.000	03/01/45	1,000	912,928
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Sub. Series B-1	3.000	11/01/47	3,000	2,346,270
Sub. Series F-1	5.250	02/01/47	3,000	3,339,026

New York St. Dorm. Auth. Rev., Series A	4.000	07/01/50	2,000	1,854,646
New York St. Envir. Facs. Corp. Rev.,
Draw Down Casella Wste. Sys., Inc. Proj., Series R-1, AMT (Mandatory put date 09/02/25)	2.750(cc)	09/01/50	550	533,405
Draw Down Casella Wste. Sys., Inc. Proj., Series R-2, AMT (Mandatory put date 09/03/30), 144A	5.125(cc)	09/01/50	500	501,637
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	4.000	01/01/36	3,475	3,210,252
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/26	2,000	2,013,606
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	01/01/31	1,000	1,008,771
Delta Air Lines, Inc., Laguardia Arpt., Term. C&D Redev., AMT	5.000	10/01/40	2,500	2,463,384
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.250	08/01/31	780	789,933
John F. Kennedy Int’l. Arpt. Proj., Rfdg., AMT	5.375	08/01/36	1,000	1,000,000
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	2,995	2,981,059
Laguardia Arpt., Term. B Redev., Series A, AMT	5.250	01/01/50	4,480	4,481,060
Laguardia Arpt., Term. C&D Redev., Proj., AMT	6.000	04/01/35	3,465	3,739,056

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York Trans. Dev. Corp. Rev., (cont’d.)
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT(hh)	5.375%	06/30/60	3,500	$3,485,685
Sustainable Bond, John F. Kennedy Int’l. Arpt. Term. One Proj., AMT(hh)	6.000	06/30/54	4,000	4,233,520
Suffolk Tob. Asset Secur. Corp. Rev.,
Sub. Series B-2, Rfdg., CABS	5.208(t)	06/01/66	1,000	112,468
Tob. Settlement Asset Bkd. Sub. Bond, Series B-1, Rfdg.	4.000	06/01/50	465	446,523

TSASC, Inc. Rev., Series A, Rfdg.	5.000	06/01/41	5,000	5,025,529
Yonkers Econ. Dev. Corp. Rev., Chrt. Sch. Ed. Excellence Proj., Series A	5.000	10/15/49	1,285	1,167,369
				58,541,439
North Carolina 0.5%
North Carolina Med. Care Commn. Rev.,
Pennybyrn at Maryfield Proj., Rfdg.	5.000	10/01/35	1,000	979,057
The Presbyterian Homes Oblig. Grp., Series A	5.000	10/01/50	2,555	2,445,714
				3,424,771
Ohio 3.4%
Akron Bath Copley Joint Township Hosp. Dist. Rev., Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	3.000	11/15/40	3,000	2,305,573
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	4.000	06/01/48	1,000	872,596
Sr. Series B-2, Class 2, Rfdg.	5.000	06/01/55	15,320	13,504,988

Cuyahoga Cnty. Hosp. Rev., Metro Hlth. Sys., Rfdg.	5.250	02/15/47	2,000	2,011,246
Franklin Cnty. Hosp. Facs. Rev.,
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	1,908,921
Ohio Hlth. Corp., Series A	4.000	05/15/47	2,500	2,365,348

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500	01/15/48	1,000	915,818
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	999,695
				24,884,185

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 1.2%
Oklahoma Dev. Fin. Auth. Rev.,
OU Medicine Proj., Series B	5.000%	08/15/38	250	$232,788
OU Medicine Proj., Series B	5.250	08/15/43	5,960	5,557,708
OU Medicine Proj., Series B	5.250	08/15/48	1,730	1,570,861

Tulsa Cnty. Indl. Auth. Rev., Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,025	1,017,892
				8,379,249
Oregon 0.5%
Port of Portland OR Arpt. Rev., Series 24B, AMT	5.000	07/01/47	3,860	3,922,465
Pennsylvania 1.6%
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	956,992
Lancaster Indl. Dev. Auth. Rev., Landis Homes Retmnt. Cmnty. Proj., Rfdg.	4.000	07/01/56	1,000	711,748
Pennsylvania Econ. Dev. Auth. Rev., The Penndot Major Bridges Package One Proj., Series P3, AMT	6.000	06/30/61	3,000	3,265,986
Philadelphia Auth. for Indl. Dev. Rev.,
1st Philadelphia Preparatory Chrt., Series A, Rfdg.	7.250	06/15/43	2,000	2,028,286
Gtr. Philadelphia Hlth. Action, Rfdg.	6.625	06/01/50	2,795	2,695,781
Presbyterian Sr. Living, Proj., Series B-2, Rfdg.	5.250	07/01/46	1,430	1,419,005
String Theory Chrt. Sch. Proj., Rfdg., 144A	5.000	06/15/50	1,000	907,421
				11,985,219
Puerto Rico 10.0%
Commonwealth of Puerto Rico, Sub. Series CW NT Claims, CW GTY.	0.000(cc)	11/01/43	19,443	10,062,955
Puerto Rico Comnwlth.,
Restructured, Series A, GO, CABS	3.873(t)	07/01/24	394	385,304
Restructured, Series A, GO, CABS	5.197(t)	07/01/33	1,428	870,000
Restructured, Series A1, GO	4.000	07/01/33	1,109	1,040,664
Restructured, Series A1, GO	4.000	07/01/35	997	921,619
Restructured, Series A1, GO	4.000	07/01/37	856	765,001
Restructured, Series A1, GO	4.000	07/01/41	1,164	1,006,157
Restructured, Series A1, GO	4.000	07/01/46	1,210	1,003,639
Restructured, Series A1, GO	5.375	07/01/25	1,236	1,256,415
Restructured, Series A1, GO	5.625	07/01/27	1,224	1,278,553

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico (cont’d.)
Puerto Rico Comnwlth., (cont’d.)
Restructured, Series A1, GO	5.625%	07/01/29	1,204	$1,275,906
Restructured, Series A1, GO	5.750	07/01/31	7,492	8,064,549
Puerto Rico Hwy. & Trans. Auth. Rev.,
Restructured, Series A	5.000	07/01/62	5,438	5,369,970
Restructured, Series C, CABS	0.000(cc)	07/01/53	5,127	3,437,922

Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	560	605,135
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1	4.750	07/01/53	9,751	9,258,951
Restructured, Series A-1, CABS	4.104(t)	07/01/33	1,000	677,410
Restructured, Series A-2	4.329	07/01/40	10,729	10,236,320
Restructured, Series A-1, CABS	5.461(t)	07/01/46	39,662	11,745,246
Restructured, Series A-1, CABS	5.629(t)	07/01/51	15,764	3,408,832
				72,670,548
Rhode Island 0.6%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/40	4,350	4,379,167
South Carolina 1.3%
Berkeley Cnty., Spl. Assmt., Nexton Impt. Dist.	4.375	11/01/49	1,000	846,035
Patriots Energy Grp. Fing. Agcy. Rev.,
Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	1,675	1,777,953
Series B-1, Rfdg. (Mandatory put date 03/01/31)	5.250(cc)	02/01/54	1,500	1,590,848

South Carolina Jobs-Econ. Dev. Auth. Rev., Green Chrt. Sch. Proj., Series A, Rfdg., 144A	4.000	06/01/56	3,150	2,086,669
South Carolina Ports Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,377,049
AMT	4.000	07/01/55	2,000	1,715,638
				9,394,192
Tennessee 2.6%
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,170	1,943,152
Tennergy Corp. Rev.,
Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	850	883,720
Series A (Mandatory put date 09/01/28)	4.000(cc)	12/01/51	500	492,199

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee (cont’d.)

Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000%(cc)	11/01/49	15,500	$15,399,173
				18,718,244
Texas 5.9%
Arlington Higher Ed. Fin. Corp. Rev.,
Odyssey Academy, Inc. Series A, 144A	6.125	02/15/53	1,500	1,476,818
Series A, Rfdg.	4.000	08/15/46	2,220	1,713,470
Central Texas Regl. Mobility Auth. Rev.,
Sr. Lien, Series A (Pre-refunded date 07/01/25)(ee)	5.000	01/01/45	1,000	1,030,443
Sub., Rfdg.	4.000	01/01/41	1,100	1,065,110
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,000,130
Idea Pub. Sch.	6.000	08/15/43	1,100	1,101,848

EP Tuscany Zaragosa PFC Rev., Home Essential Function Hsg. Prog. Tuscany Mesa Hills Proj.(hh)	4.000	12/01/33	1,500	1,459,620
Galveston Wharves & Term. Rev., Wharves & Terminal, 1st Lien, AMT	6.000	08/01/43	500	552,743
Harris Cnty. Indl. Dev. Corp. Rev., Energy Transfer Proj., Rfdg. (Mandatory put date 06/01/33)	4.050(cc)	11/01/50	1,000	1,011,274
Houston Arpt. Sys. Rev.,
Series B-1, AMT	5.000	07/15/35	2,000	1,927,706
Spl. Facs. Continental Airlines, Inc., Series A, Rfdg., AMT	6.625	07/15/38	1,500	1,500,438
Sub. Lien, Series A, Rfdg., AGM, AMT	5.250	07/01/48	2,000	2,121,506

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,083,822
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Texas Central Co. Proj., Series B-1, Rfdg.	4.000	06/01/30	1,000	984,301
AEP Texas Central Co. Proj., Series B-2, Rfdg.	4.000	06/01/30	1,800	1,770,784

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, Rfdg., AMT, 144A	4.625	10/01/31	2,000	1,944,203
New Hope Cultural Ed. Facs. Fin. Corp. Rev.,
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/56	4,455	3,193,770
MRC Crestview, Rfdg. (Pre-refunded date 11/15/24)(ee)	5.000	11/15/46	1,150	1,192,848
Westminster Proj., Rfdg.	4.000	11/01/55	1,750	1,401,881

North Texas Twy. Auth. Rev., 2nd Tier, Rfdg.	5.000	01/01/48	1,250	1,287,782

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Pottsboro Higher Ed. Fin. Corp. Rev., Series A	5.000%	08/15/46	1,000	$917,609
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	980,851
Trinity Terrace Proj., The Cumberland Rest Inc., Series A-1, Rfdg.	5.000	10/01/49	1,000	954,941

Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series A	5.250	12/15/26	4,100	4,232,819
Texas Priv. Activ. Surf. Trans. Corp. Rev.,
LBJ Infrast. Grp. LLC, Series A, Rfdg.	4.000	06/30/40	600	587,539
Sr. Lien, Rfdg., AMT	5.500	06/30/41	1,190	1,268,557

White Settlement Independent Sch. Dist., GO, PSFG	5.000	08/15/55	2,500	2,660,473
				42,423,286
Utah 0.3%
Salt Lake City Arpt. Rev.,
Series A, AMT	5.000	07/01/47	1,100	1,116,423
Series A, AMT	5.500	07/01/53	875	943,557
				2,059,980
Vermont 0.3%
Vermont Econ. Dev. Auth. Rev.,
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/37	1,000	882,212
Wake Robin Corp. Proj., Series A, Rfdg.	4.000	05/01/45	2,025	1,667,318
				2,549,530
Virginia 0.7%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Series B, Rfdg., CABS (Convert to Fixed on 07/15/23)	4.875	07/15/40	1,000	1,033,417
James City Cnty. Econ. Dev. Auth. Rsdl. Care Fac. Rev., Williamsburg Landings, Series A, Rfdg.	4.000	12/01/50	1,000	754,589
Virginia Small Bus. Fing. Auth. Rev.,
National Sr. Campuses, Inc., Rfdg.	4.000	01/01/51	1,750	1,481,725
Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., Rfdg., AMT	4.000	01/01/40	1,250	1,164,535
Sr. Lien, I-495 Hot Lanes Proj., Rfdg., AMT	5.000	12/31/57	1,000	1,018,767
				5,453,033

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Washington 2.3%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, Rfdg., AMT	5.000%	04/01/30	1,000	$1,000,033
Port of Seattle Rev.,
Intermediate Lien Priv. Activ., Series C, Rfdg., AMT	5.000	08/01/46	1,515	1,560,562
Intermediate Lien, Series B, Rfdg., AMT	5.500	08/01/47	2,490	2,678,380

Washington Econ. Dev. Fin. Auth. Rev., Green Bond, Mura Cascade ELP LLC Proj. Rfdg., AMT (Mandatory put date 12/08/23), 144A	3.900(cc)	12/01/42	2,000	2,000,079
Washington Hlthcare. Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,098,971
Washington St. Hsg. Fin. Commn. Rev.,
Emerald Heights Proj., Series A, Rfdg.	5.000	07/01/48	1,000	1,004,477
Emerald Heights Proj., Series B-2, Rfdg.	4.000	07/01/26	1,450	1,449,928
Rockwood Retmnt. Cmnty. Proj., Series A, Rfdg. (Pre-refunded date 01/01/24), 144A(ee)	7.375	01/01/44	2,000	2,006,197
Social Cert., Series 2021-1, Class A	3.500	12/20/35	1,926	1,786,579
Sustainable Cert., Series 2023-1, Class X	1.492(cc)	04/20/37	21,859	2,396,326
				16,981,532
West Virginia 0.2%
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Series A, Rfdg.	4.125	01/01/47	1,660	1,439,972
Wisconsin 3.0%
Pub. Fin. Auth. Rev.,
Bancroft Neurohlth. Proj., Series A, 144A	5.125	06/01/48	1,000	868,818
Bayhealth Med. Ctr. Proj., Series A	3.000	07/01/50	1,500	1,078,957
Corvian Cmnty. Sch., Series A, 144A	5.000	06/15/49	1,000	838,043
Corvian Cmnty. Sch., Series A, 144A	5.125	06/15/47	2,000	1,722,686
Green Bond, Fargo Moorhead Metropolitan Area Flood Mgmnt., AMT	4.000	03/31/56	1,750	1,397,080
Mt. Island Chrt. Sch., Series L, Rfdg.	5.000	07/01/47	1,000	946,269
Sr. Bond, WFCS Port. Proj., Series A-1, 144A	5.000	01/01/56	500	382,629
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.250	01/01/38	1,750	507,500
Sr. MD Proton Treatment Ctr., Series A-1, 144A^	6.375	01/01/48	3,000	870,000
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.000	07/01/42	1,500	1,499,956
Sr. Oblig. Grp., Series B, Rfdg., AMT	5.250	07/01/28	790	790,139
Sub. Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series B, 144A	5.250	07/01/61	2,000	1,598,693
Sustainability Bond, Univ. of Hawaii Fndtn. Proj., Series A-1, 144A	4.000	07/01/61	2,600	1,902,164

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)
Pub. Fin. Auth. Rev., (cont’d.)
United Methodist Retmnt. Homes, Series A, Rfdg.	4.000%	10/01/51	1,500	$1,090,293
Wonderful Fndtn. Chrt. Sch. Port., Series A-1, 144A	5.000	01/01/55	1,600	1,229,824
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000	11/15/43	1,000	984,345
Hope Christian Schs.	4.000	12/01/51	1,000	690,846
Hope Christian Schs.	4.000	12/01/56	3,100	2,054,702
Oakwood Lutheran Sr. Ministries, Rfdg.	4.000	01/01/57	2,000	1,119,074
				21,572,018

Total Municipal Bonds (cost $725,983,887)				687,027,768

	Shares
Unaffiliated Exchange-Traded Funds 3.3%
iShares National Muni Bond ETF	114,948	12,244,261
VanEck High Yield Muni ETF	239,282	12,083,741

Total Unaffiliated Exchange-Traded Funds (cost $24,017,934)				24,328,002

Total Long-Term Investments (cost $750,001,821)				711,355,770

Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $21,521,069)(wb)		21,521,069	21,521,069

TOTAL INVESTMENTS 101.2% (cost $771,522,890)				732,876,839
Liabilities in excess of other assets(z) (1.2)%				(8,741,632)

Net Assets 100.0%				$724,135,207

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes

PGIM Muni High Income Fund
Schedule of Investments as of November 30, 2023 (unaudited) (continued)
CABS—Capital Appreciation Bonds
CDD—Community Development District
ETF—Exchange-Traded Fund
GO—General Obligation
PSFG—Permanent School Fund Guarantee
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,254,140 and 0.3% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at November 30, 2023.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
103	30 Year U.S. Ultra Treasury Bonds	Mar. 2024	$12,669,000	$(168,337)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).